Schedule of Fair Value Warrant Liabilities (Details) - Fair Value, Recurring [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants, beginning balance	$ 1,902	$ 2,414,100
Change in valuation inputs or other assumptions	(1,163)	(2,412,198)
Fair value of warrants, Ending balance	739	1,902
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants, beginning balance	368,000	4,655,200
Change in valuation inputs or other assumptions	207,000	(4,287,200)
Fair value of warrants, Ending balance	575,000	368,000
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants, beginning balance	369,902	7,069,300
Change in valuation inputs or other assumptions	205,837	(6,699,398)
Fair value of warrants, Ending balance	575,739	369,902
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants, beginning balance	1,902	2,414,100
Change in valuation inputs or other assumptions	(1,163)	(2,412,198)
Fair value of warrants, Ending balance	739	1,902
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants, beginning balance
Change in valuation inputs or other assumptions
Fair value of warrants, Ending balance
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants, beginning balance	1,902	2,414,100
Change in valuation inputs or other assumptions	(1,163)	(2,412,198)
Fair value of warrants, Ending balance	$ 739	$ 1,902